Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Revenues	$ 122,158,892	$ 111,667,565	$ 114,848,079
Revenues – related party	9,814,000	9,814,000	4,364,992
Total revenues	131,972,892	121,481,565	119,213,071
Expenses
Voyage expenses	12,474,090	12,819,866	11,231,340
Voyage expenses – related party	1,613,421	1,482,764	1,472,410
Charter hire expenses	320,804
Vessels’ operating expenses	41,335,984	32,439,404	28,674,675
Vessels’ operating expenses – related party	4,099,352	4,084,149	1,917,302
Dry-docking costs	465,681	3,160,251	2,067,393
Management fees – related party	5,501,675	4,807,010	4,315,720
General and administrative expenses (including $1,628,961, $1,323,836, and $1,394,025, to related party)	3,150,929	2,816,397	2,838,759
Depreciation	33,811,607	30,761,673	28,776,688
Impairment loss	6,168,747	0	0
Net gain on sale of vessels			(1,372,409)
Total expenses	108,942,290	92,371,514	79,921,878
Income from operations	23,030,602	29,110,051	39,291,193
Other (expenses)/income
Interest and finance costs	(9,314,539)	(8,189,475)	(9,408,230)
Loss on derivatives	(1,348,384)	(27,470)	(1,086,258)
Interest income	456,924	361,820	221,023
Foreign exchange loss	(138,777)	(37,733)	(59,241)
Other expenses, net	(10,344,776)	(7,892,858)	(10,332,706)
Net income	$ 12,685,826	$ 21,217,193	$ 28,958,487
Earnings per share
– Basic and diluted (in Dollars per share)	$ 0.32	$ 0.75	$ 1.41
Weighted average number of shares
– Basic and diluted (in Shares)	39,305,644	28,271,746	20,552,568